EDGAR


                                  July 31, 2000



U.S. Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      John Hancock Current Interest
           John Hancock Money Market Fund
           John Hancock U.S. Government Cash Reserve Fund
           File No.  2-50931 and 811-02485

         CERTIFICATE UNDER RULE 497(j)

Ladies and Gentlemen:

Pursuant to 497(j) of Regulation C, under the Securities Act of 1933, in lieu of filing under paragraph (b) or (c) of Rule 497, I hereby certify that the form of Prospectus and Statement of Additional Information dated August 1, 2000 for the above-captioned Registrant that would have been filed under paragraph (b) or (c) of Rule 497(j) does not differ from that contained in the most recent registration statement amendment and the text of most recent registration statement that has been filed electronically.

                                                Sincerely,


                                                /s/Joan O'Neill
                                                ---------------
                                                Joan O'Neill